UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06474

Dreyfus Growth and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Growth and Income Fund
July 31, 2016 (Unaudited)

Common Stocks - 99.4%	Shares		Value ($)
Automobiles & Components - .8%
Delphi Automotive	49,930		3,386,253
Tesla Motors	15,299	[a,b]	3,592,052
			6,978,305
Banks - 5.7%
Bank of America	521,737		7,559,969
BB&T	76,194		2,809,273
Citigroup	136,755		5,991,237
Comerica	38,467		1,740,247
JPMorgan Chase & Co.	317,380		20,302,799
SunTrust Banks	110,026		4,653,000
U.S. Bancorp	123,439		5,205,423
			48,261,948
Capital Goods - 6.3%
Danaher	84,129		6,851,466
Fortive	65,303		3,148,258
Honeywell International	158,021		18,382,583
Raytheon	99,573		13,893,421
United Technologies	97,750		10,522,787
			52,798,515
Consumer Durables & Apparel - .5%
Hanesbrands	169,809		4,527,108
Consumer Services - 1.5%
Carnival	89,905		4,200,362
McDonald's	69,905		8,224,323
			12,424,685
Diversified Financials - 7.4%
Berkshire Hathaway, Cl. B	9,450	[b]	1,363,351
BlackRock	15,906		5,825,572
Capital One Financial	90,990		6,103,609
Charles Schwab	204,073		5,799,755
E*TRADE Financial	39,632	[b]	993,971
Goldman Sachs Group	55,970		8,888,596
Intercontinental Exchange	29,448		7,780,162
Invesco	102,035		2,977,381
Morgan Stanley	267,172		7,675,852

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.4% (continued)	Shares		Value ($)
Diversified Financials - 7.4% (continued)
Synchrony Financial	317,818		8,860,766
Voya Financial	212,223		5,439,275
			61,708,290
Energy - 7.2%
EOG Resources	144,876		11,836,369
Hess	125,382		6,726,744
Occidental Petroleum	268,330		20,052,301
Phillips 66	96,848		7,366,259
Pioneer Natural Resources	17,719		2,880,578
Schlumberger	121,781		9,805,806
Superior Energy Services	106,214		1,696,238
			60,364,295
Exchange-Traded Funds - .4%
iShares Russell 1000 Value ETF	34,786		3,672,706
Food & Staples Retailing - .8%
Costco Wholesale	41,445		6,930,433
Food, Beverage & Tobacco - 6.9%
Archer-Daniels-Midland	62,090		2,799,017
Coca-Cola	388,386		16,945,281
ConAgra Foods	239,431		11,195,794
Kellogg	103,291		8,543,199
Molson Coors Brewing, Cl. B	162,598		16,611,012
Mondelez International, Cl. A	35,607		1,565,996
			57,660,299
Health Care Equipment & Services - 6.3%
Abbott Laboratories	105,822		4,735,534
Boston Scientific	274,634	[b]	6,668,113
Cardinal Health	54,651		4,568,824
Centene	75,550	[b]	5,330,052
DENTSPLY SIRONA	72,335		4,632,333
Laboratory Corporation of America Holdings	8,388	[b]	1,170,629
Medtronic	113,459		9,942,412
UnitedHealth Group	111,851		16,017,063
			53,064,960
Household & Personal Products - .7%
Estee Lauder, Cl. A	65,614		6,095,541
Insurance - 3.4%
Allstate	51,980		3,551,793
Chubb	51,148		6,406,798
FNF Group	49,366		1,859,617

Common Stocks - 99.4% (continued)	Shares		Value ($)
Insurance - 3.4% (continued)
Hartford Financial Services Group	76,391		3,044,181
Progressive	140,136		4,555,821
Prudential Financial	116,436		8,766,466
			28,184,676
Materials - 4.8%
CF Industries Holdings	162,025		3,998,777
Dow Chemical	190,105		10,202,935
Martin Marietta Materials	13,611		2,758,269
Packaging Corporation of America	66,134		4,939,548
Sherwin-Williams	16,407		4,917,670
Vulcan Materials	108,793		13,488,156
			40,305,355
Media - 5.0%
CBS, Cl. B	98,481		5,142,678
Charter Communications, Cl. A	25,228	[b]	5,925,300
Comcast, Cl. A	133,140		8,953,665
Interpublic Group of Companies	223,692		5,158,337
Omnicom Group	70,126		5,770,669
Time Warner	116,598		8,937,237
Viacom, Cl. B	43,152		1,962,121
			41,850,007
Pharmaceuticals, Biotechnology & Life Sciences - 8.0%
AbbVie	133,056	[a]	8,812,299
BioMarin Pharmaceutical	45,886	[b]	4,561,986
Bristol-Myers Squibb	195,964		14,660,067
Eli Lilly & Co.	153,729		12,742,597
Merck & Co.	112,146		6,578,484
Pfizer	357,974		13,205,661
Vertex Pharmaceuticals	65,372	[b]	6,341,084
			66,902,178
Real Estate - 1.2%
Communications Sales & Leasing	250,902	[c]	7,798,034
Lamar Advertising, Cl. A	36,938	[c]	2,506,613
			10,304,647
Retailing - 6.2%
Amazon.com	24,319	[b]	18,453,500
Home Depot	60,707		8,392,136
Priceline Group	5,252	[b]	7,094,454
Staples	411,054		3,818,692
The TJX Companies	72,740		5,944,313

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.4% (continued)	Shares		Value ($)
Retailing - 6.2% (continued)
Ulta Salon Cosmetics & Fragrance	31,818	[b]	8,311,180
			52,014,275
Semiconductors & Semiconductor Equipment - 5.4%
Applied Materials	388,494		10,213,507
Broadcom	56,183		9,100,522
Microchip Technology	170,471	[a]	9,485,006
Texas Instruments	231,666		16,158,703
			44,957,738
Software & Services - 13.4%
Alphabet, Cl. A	14,757	[b]	11,677,804
Alphabet, Cl. C	19,329	[b]	14,859,942
Citrix Systems	65,659	[b]	5,852,187
Cognizant Technology Solutions, Cl. A	92,120	[b]	5,295,979
eBay	24,612	[b]	766,910
Facebook, Cl. A	151,385	[b]	18,762,657
Fortinet	30,575	[b]	1,060,647
Intuit	50,873		5,646,394
Oracle	338,697		13,900,125
Paychex	94,939		5,627,984
salesforce.com	102,501	[b]	8,384,582
Splunk	55,661	[a,b]	3,481,039
Visa, Cl. A	170,475		13,305,574
Workday, Cl. A	42,318	[b]	3,526,782
			112,148,606
Technology Hardware & Equipment - 2.7%
Cisco Systems	646,193		19,728,272
Corning	128,174		2,848,026
			22,576,298
Telecommunication Services - 2.1%
AT&T	279,544		12,101,460
Vodafone Group, ADR	178,503	[a]	5,515,743
			17,617,203
Transportation - 2.0%
Delta Air Lines	167,865		6,504,769
Union Pacific	113,594		10,569,922
			17,074,691
Utilities - .7%
NRG Yield, Cl. C	305,565		5,481,836
Total Common Stocks (cost $669,214,678)			833,904,595

Other Investment - .4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,336,298)	3,336,298 [d]	3,336,298
Investment of Cash Collateral for Securities Loaned - 1.5%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares
(cost $13,095,289)	13,095,289 [d]	13,095,289
Total Investments (cost $685,646,265)	101.3%	850,336,182
Liabilities, Less Cash and Receivables	(1.3%)	(11,089,488)
Net Assets	100.0%	839,246,694

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a] Security, or portion thereof, on loan. At July 31, 2016, the value of the fund’s securities on loan was $25,022,401 and the value of the collateral held by the fund was $25,327,111, consisting of cash collateral of $13,095,289 and U.S. Government & Agency securities valued at $12,231,822.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	13.4
Pharmaceuticals, Biotechnology & Life Sciences	8.0
Diversified Financials	7.4
Energy	7.2
Food, Beverage & Tobacco	6.9
Capital Goods	6.3
Health Care Equipment & Services	6.3
Retailing	6.2
Banks	5.7
Semiconductors & Semiconductor Equipment	5.4
Media	5.0
Materials	4.8
Insurance	3.4
Technology Hardware & Equipment	2.7
Telecommunication Services	2.1
Transportation	2.0
Money Market Investments	1.9
Consumer Services	1.5
Real Estate	1.2
Automobiles & Components	.8
Food & Staples Retailing	.8
Household & Personal Products	.7
Utilities	.7
Consumer Durables & Apparel	.5
Exchange-Traded Funds	.4
101.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Growth and Income Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	815,615,624	-	-	815,615,624
Equity Securities—
Foreign Common
Stocks†	14,616,265	-	-	14,616,265
Exchange-Traded Funds	3,672,706	-	-	3,672,706
Mutual Funds	16,431,587	-	-	16,431,587

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At July 31, 2016, accumulated net unrealized appreciation on investments was $164,689,917, consisting of $179,865,074 gross unrealized appreciation and $15,175,157 gross unrealized depreciation.

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth and Income Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 15, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)